CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 6,204	$ 9,659	$ 8,546	$ 6,222	$ 4,765	$ 5,964	$ 3,963	$ (10,736)	$ 4,333	$ 12,550	$ 19,533	$ 29,192	$ 3,524
Cost of revenues, excluding depreciation and amortization	3,685		4,254							11,564	9,956	14,318	7,912
Gross margin	2,519		4,292							986	9,577	14,874	(4,388)
Operating expenses
General and administrative	3,340		3,180							11,177	10,275	14,805	9,592
Sales and marketing	198		247							688	748	1,082	1,209
Depreciation and amortization	243		293							761	965	1,114	1,014
Total operating expenses	3,781		3,720							12,626	11,988	17,001	11,815
(Loss) income from operations	(1,262)		572							(11,640)	(2,411)	(2,127)	(16,203)
Other income (expenses)
Income from equity method investments	9		139							18	136	225	(1,194)
Gain on Paycheck Protection Program loan forgiveness										1,665			1,211
Other income (expense), net	(37)		(27)							29	(29)	(46)	89
Accretion expense	(170)		(171)							(511)	(386)	(556)	(782)
Interest expense, net	(471)		(264)							(1,317)	(500)	1,081	530
Total other expense	(669)		(323)							(116)	(779)	(1,458)	(1,018)
(Loss) income before income taxes	(1,931)	$ (395)	249	$ (1,781)	$ (1,658)	$ (114)	$ (1,344)	$ (15,284)	$ (479)	(11,756)	(3,190)	(3,585)	(17,221)
Income tax benefit (expense)	498		(158)							3,138	743	829	2,185
Net (loss) income	$ (1,433)		$ 91							$ (8,618)	$ (2,447)	$ (2,756)	$ (15,036)
(Loss) income per share
Basic	$ (0.09)		$ 0.01							$ (0.63)	$ (0.21)	$ (0.24)	$ (2.07)
Diluted	$ (0.09)		$ 0.01							$ (0.63)	$ (0.21)	$ (0.24)	$ (2.07)
Weighted average number of shares used in per share calculation - basic	15,220,948		11,838,032							13,686,686	11,528,371	11,725,422	7,246,625
Weighted average number of shares used in per share calculation - diluted	15,220,948		15,724,103							13,686,686	11,528,371	11,725,422	7,246,625
Technical services
Revenue
Revenue	$ 1,190		$ 4,421							$ 2,653	$ 11,649	$ 13,527	$ 1,347
Professional services
Revenue
Revenue	4,278		2,738							7,605	3,704	12,330	(3,172)
Other.
Revenue
Revenue	$ 736		$ 1,387							$ 2,292	$ 4,180	$ 3,335	$ 5,349